Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance	R 59,339	R 40,739
Acquisition of subsidiary	13,385
Additions	43,816	45,630
Amortization	(39,078)	(25,856)
Translation adjustments	(431)	(1,174)
Ending balance	77,031	59,339
Product development costs [Member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance	53,644	37,067
Acquisition of subsidiary
Additions	40,787	40,977
Amortization	(34,288)	(22,986)
Translation adjustments	(406)	(1,414)
Ending balance	59,737	53,644
Computer software [member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance	5,695	3,672
Acquisition of subsidiary	6,218
Additions	3,029	4,653
Amortization	(3,596)	(2,870)
Translation adjustments	(25)	240
Ending balance	11,321	5,695
Trade name [Member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance
Acquisition of subsidiary	782
Additions
Amortization	(130)
Translation adjustments
Ending balance	652
Customer relationship [Member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance
Acquisition of subsidiary	6,385
Additions
Amortization	(1,064)
Translation adjustments
Ending balance	R 5,321